UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2011

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.7%)

Guam Govt. Wtr. Wks. Auth. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	$2,100,000	$1,928,052

Territory of GU, Rev. Bonds (Section 30), Ser. A, Guam Govt., 5 5/8s, 12/1/29	BBB-	3,850,000	3,898,972

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	501,450

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	1,300,000	1,228,058

			7,556,532
New York (88.2%)

Albany, Cap. Resource Corp. Rev. Bonds (St. Peter's Hosp.), 6 1/4s, 11/15/38	BBB+	4,110,000	4,178,432

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Charitable Leadership), Ser. A , 6s, 7/1/19	D/P	3,000,000	1,818,480
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB-	700,000	700,441
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	976,880
(St. Peter's Hosp.), Ser. D, 5 3/8s, 11/15/32	BBB+	4,205,000	3,915,528
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	1,800,000	1,809,648
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	BBB+	2,100,000	1,924,062
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	916,220
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	2,852,130
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	2,970,030

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,036,720

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepherd Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	688,502

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	AA+	1,000,000	1,005,520

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	BB+	4,000,000	3,881,120

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.)
5s, 11/1/34	A3	1,300,000	1,254,968
Ser. A, 5s, 11/1/29	A3	3,250,000	3,226,795

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	3,660,225

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AA+	5,000,000	5,684,550
5 3/4s, 5/1/25	AA+	10,330,000	11,863,385

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,065,671

Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William Smith), Ser. A, 5 3/8s, 2/1/33	A	4,500,000	4,538,115

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,540,650
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,522,890
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,018,300

Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Adelphi U.), 5s, 10/1/35	A	1,500,000	1,513,125

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, AMBAC, 5s, 2/15/47	A2	2,500,000	2,415,425

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,183,550

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A1	4,010,000	4,009,840

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	3,903,620
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	5,006,650
Ser. C, 5s, 9/1/35	A3	2,380,000	2,420,912
Ser. A, AMBAC, 5s, 9/1/29	A3	7,500,000	7,660,350
AGM, zero %, 6/1/28	AA+	2,510,000	1,302,138

Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,255,018

Metro. Trans. Auth. Rev. Bonds, Ser. A
5s, 11/15/37	A2	15,000,000	15,270,600
FGIC, NATL, 5s, 11/15/26	A2	5,000,000	5,279,950
5s, 11/15/22	A2	6,000,000	6,648,780

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	9,604,080
Ser. A, AGM, 5 1/4s, 11/15/24	AA+	3,000,000	3,095,790
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,854,722
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,315,210

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O
5 3/4s, 7/1/13 (Escrowed to maturity)	AA+	2,325,000	2,442,924
5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	24,345,000	29,482,282

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	500,391

Nassau Cnty., G.O. Bonds, Ser. A, FGIC, NATL, 6s, 7/1/13	A1	1,000,000	1,087,440

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(North Shore Hlth. Syst.), Ser. A, 6 1/4s, 11/1/21	A3	410,000	411,115
(North Shore Hlth. Syst.), Ser. B, 5 7/8s, 11/1/11	A3	195,000	196,328
(Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,687,086

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	BBB	6,640,000	5,900,304

Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds (11/15/11), Ser. D, 5.55s, 11/15/24	Baa2	3,000,000	3,038,880

Niagara Falls, City School Dist. COP (High School Fac.), AGM
5s, 6/15/28	AA+	1,490,000	1,528,502
5s, 6/15/23	AA+	3,965,000	4,134,900

NY City, G.O. Bonds
Ser. C, AGM, 5s, 1/1/23	AA+	10,000,000	11,158,400
Ser. N, 5s, 8/1/20	Aa2	1,000,000	1,114,060
Ser. M, 5s, 4/1/20	Aa2	6,775,000	7,484,072
Ser. I-1, 5s, 4/1/19	Aa2	1,215,000	1,373,400

NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,061,963

NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	Aa3	5,000,000	5,280,900
Ser. E, 5s, 2/1/28	Aaa	8,885,000	9,172,963
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	Aa3	3,000,000	3,236,670

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3
0.07s, 11/1/22	VMIG1	2,080,000	2,080,000
0.1s, 11/1/22	VMIG1	7,580,000	7,580,000

NY City, Cultural Resource Rev. Bonds (Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,711,365

NY City, Cultural Resource VRDN (Lincoln Ctr.), Ser. A-1, 0.13s, 12/1/35	VMIG1	5,000,000	5,000,000

NY City, Hsg. Dev. Corp. Rev. Bonds (Multi-Fam. Hsg.)
Ser. A-1-A, 5.45s, 11/1/46	Aa2	2,670,000	2,596,548
Ser. H-2-A, 5.35s, 5/1/41	Aa2	1,200,000	1,168,596
Ser. H-2-A, 5.2s, 11/1/35	Aa2	1,675,000	1,634,381

NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,610,036
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA+	1,000,000	1,129,600
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	8,050,000	8,109,490
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	Ba3	2,000,000	1,769,540
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	Ba3	2,190,000	1,747,970
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,347,645

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Baa3	3,195,000	3,206,119
(Staten Island U. Hosp.), Ser. B, 6 3/8s, 7/1/31	Baa3	945,000	948,289
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,690,116
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,004,760
(Horace Mann School), NATL, 5s, 7/1/28	Baa1	7,000,000	7,000,420

NY City, Indl. Dev. Agcy. Civic Fac. VRDN (CASA), 0.20s, 3/1/20	A-1+	1,155,000	1,155,000

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	8,190,000	7,604,988
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	3,700,000	3,225,327

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,933,260

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB-	2,050,000	1,687,478

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	10,758,400
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,496,560
Ser. GG, 5s, 6/15/43	AA+	5,000,000	5,293,000
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,195,180
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	5,240,950

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, FGIC, NATL, 5s, 7/15/31	Aa3	10,500,000	10,939,635
Ser. S-5, 5s, 1/15/30	Aa3	3,375,000	3,570,480

NY City, Trust for Cultural Resources Rev. Bonds (Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,020,640

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	5,137,720

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement)
6s, 6/1/43	BBB	1,300,000	1,094,886
5 3/4s, 6/1/33	BBB	3,500,000	3,222,975

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BBB	7,250,000	5,131,768

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA	2,000,000	2,060,980

NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s, 10/1/28	Aa1	5,500,000	5,663,570

NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	Aa3	5,875,000	6,522,308
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	Baa1	1,500,000	1,578,480
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	AA+	8,950,000	10,606,645
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,069,320
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	3,250,000	3,286,563
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A/P	1,220,000	1,224,465
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	25,000,000	29,288,500
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa3	10,600,000	11,914,188
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,206,310
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	9,985,800
(North Shore Long Island Jewish Group), Ser. A, 5 1/2s, 5/1/37	A3	11,500,000	11,787,615
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	1,922,310
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,022,240
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,606,176
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,126,185
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,778,188
(St. Joseph College), 5 1/4s, 7/1/35	Baa1	2,000,000	2,032,300
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,007,480
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	5,031,774
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	997,400
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	15,196,500
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,168,780
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	AA+	3,380,000	3,537,812
(St. Francis College), 5s, 10/1/40	A-	1,000,000	1,001,410
(Yeshiva U.), 5s, 9/1/38	AA-	2,500,000	2,554,450
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	Aa3	2,510,000	2,548,729
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,716,804
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,606,380
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,094,080
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,447,013
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AA+	2,000,000	2,093,160
(Yeshiva U.), AMBAC, 5s, 7/1/30	A2	3,000,000	3,002,280
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s, 2/15/30	AA-	9,665,000	9,982,109
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	BBB	9,510,000	9,781,986
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	6,912,386
(Yeshiva U.), AMBAC, 5s, 7/1/26	A2	2,700,000	2,704,860
Ser. A, NATL, 5s, 10/1/25	Aa3	750,000	800,745
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,067,440
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,070,120
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,110,250
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	7,094,933
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Baa1	4,000,000	4,269,280

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	11,000,000	10,694,970
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Baa1	3,725,000	3,916,987
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa2	5,690,000	5,821,553
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,130,470
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,278,640
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	6,964,180
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	1,995,703
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,731,886
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,026,320
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A3	3,935,000	4,189,831
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	Baa1	1,000,000	1,047,170

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,563,700
Ser. A, 5s, 3/15/28	AAA	10,000,000	10,998,600
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,607,625

NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-2 Mental), Ser. D, AGM, 5 1/4s, 8/15/30	AA+	520,000	520,884
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,366,550
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,309,030

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	12,400,000	12,516,684

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aa1	10,000,000	10,566,100
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,727,475
(State Clean Wtr. & Drinking Revolving Fund), Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,457,800
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	4,772,400

NY State Env. Fac. Corp. Poll. Control Rev. Bonds (State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa	10,000	10,050

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,214,650
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	14,408,526

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,616,802
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,616,354

NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	12,223,218
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,234,780
Ser. H, FGIC, NATL, 5s, 1/1/28	A1	1,235,000	1,297,664
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,338,880
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, 5s, 4/1/25	AA	4,000,000	4,353,880
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s, 4/1/22	Aa2	2,000,000	2,136,540

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,483,250
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa3	1,685,000	1,970,220
(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa3	2,740,000	2,908,044
(Syracuse U. ), 5 1/2s, 1/1/15	Aa3	1,645,000	1,787,802
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	9,519,840
Ser. A-1, FGIC, NATL, 5s, 3/15/29	AAA	6,565,000	6,828,322
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,467,700
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,443,870

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	949,010

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U. ), 5s, 12/1/36	Aa3	2,000,000	2,119,920

Onondaga Civic Dev. Corp. Rev. Bonds (Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	3,903,744

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C
7s, 8/1/31	B/P	3,200,000	2,697,088
7s, 8/1/21	B/P	2,300,000	2,113,585

Port Auth. NY & NJ Rev. Bonds
Ser. 124, 5s, 8/1/31	Aa2	1,000,000	1,000,340
FGIC, NATL, 4 3/4s, 10/15/28	Aa2	7,000,000	7,127,260

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	2,909,288
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	200,000	200,664
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	3,564,155

Rensselaer, City School Dist. COP, SGI

5s, 6/1/21	A-/P	2,010,000	2,032,633
5s, 6/1/20	A-/P	1,150,000	1,172,724
5s, 6/1/19	A-/P	1,345,000	1,386,036
5s, 6/1/18	A-/P	1,180,000	1,230,386

Riverhead, Indl. Dev. Agcy. Civic Fac. VRDN (Central Suffolk Hosp.), Ser. C, 0.24s, 7/1/17	VMIG1	1,415,000	1,415,000

Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, NATL
5s, 10/15/26	AAA	7,000,000	7,472,430
5s, 10/15/25	AAA	16,425,000	17,569,001

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/4s, 12/1/32	BBB+	1,500,000	1,499,880
(The Saratoga Hosp.), Ser. A, Radian Insd., 5 1/8s, 12/1/33	BBB+	3,090,000	3,019,610
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	1,013,500

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,009,464

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35 (*** 10/1/13 ***)	BB-	2,000,000	2,007,940

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,243,951

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,920,080

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	450,000	450,509
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	2,049,918
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	A-	2,700,000	2,714,229
(Inst. of Tech.), 5s, 3/1/26	BBB+	3,300,000	3,312,540

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	1,039,964
4 5/8s, 11/1/16	BBB-	1,000,000	1,049,210

Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5 3/8s, 6/1/28	BBB-/F	6,605,000	5,442,520

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,483,208
7 3/8s, 3/1/21	B+/P	800,000	763,112

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. )
Ser. A-2, 0.11s, 12/1/37	VMIG1	11,760,000	11,760,000
Ser. A-1, 0.11s, 7/1/37	VMIG1	7,295,000	7,295,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	BBB	3,500,000	2,612,890

Tobacco Settlement Asset Securitization Corp., Inc. of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	440,330

Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-1, 5 1/2s, 6/1/18	AA-	265,000	274,079
(Asset Backed Bonds), Ser. A-1, 5 1/2s, 6/1/18 (Prerefunded 6/1/12)	AAA/P	735,000	763,246

Tompkins Cnty., Dev. Corp. Rev. Bonds (Ithaca College), AGM, 5 3/8s, 7/1/41	Aa3	1,000,000	1,055,030

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa2	5,000,000	5,380,700
AMBAC, 5s, 11/15/28	Aa3	13,000,000	13,468,520
Ser. A, 5s, 11/15/23	Aa2	1,000,000	1,103,030

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	7,500,000	7,483,050

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,515,526

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	972,585

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	3,653,775

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B	2,000,000	1,999,800
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,598,400

			990,928,838
Puerto Rico (9.0%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	BBB	3,750,000	3,108,975

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	4,750,000	5,069,058
Ser. A, 5 1/4s, 7/1/34	Baa1	1,000,000	944,080

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	13,500,000	13,641,345
6s, 7/1/38	Baa2	3,750,000	3,793,500

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	2,891,940

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	A3	1,000,000	1,084,950
Ser. AA, NATL, 5 1/2s, 7/1/19	A3	3,000,000	3,299,430
Ser. AA-2, 5.3s, 7/1/35	A3	1,750,000	1,703,695
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	1,966,028
Ser. K, 5s, 7/1/21	Baa1	2,000,000	2,034,600
Ser. K, 5s, 7/1/17	Baa1	3,000,000	3,187,020

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	6,256,563

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	Baa1	2,225,000	2,330,354

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/23	Baa1	3,000,000	3,176,400

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	Baa1	3,425,000	3,822,780
(Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa1	6,500,000	7,082,010
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	4,000,000	3,892,760
(Govt. Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	Baa1	2,250,000	2,382,818

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	8,000,000	8,399,360
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,486,275
Ser. A, AMBAC, zero %, 8/1/47	Aa2	20,000,000	2,033,200
Ser. A, NATL, zero %, 8/1/43	Aa2	8,000,000	1,055,680
Ser. A, zero %, 8/1/31	A1	8,500,000	2,444,770
Ser. A, zero %, 8/1/30	A1	8,500,000	2,646,050

U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24 (Puerto Rico)	Baa1	8,000,000	8,022,800

			100,756,441
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,059,370
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,005,135
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,011,511

			8,076,016
TOTAL INVESTMENTS

Total investments (cost $1,066,703,430)(b)			$1,107,317,827

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2010 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,123,126,973.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,067,803,738, resulting in gross unrealized appreciation and depreciation of $54,789,101 and $15,275,012, respectively, or net unrealized appreciation of $39,514,089.
	The rates shown on FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	16.5%
	Utilities	14.1
	State government	13.9
	Health care	13.1
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,107,317,827	$—

Totals by level	$—	$1,107,317,827	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011